Financial Risk Management (Details) - Schedule of Assets and Liabilities that are Measured at Fair Value in the Consolidated Financial Statements - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Level 2 [Member]
Derivative financial instruments
Derivative financial instruments	$ 1,449,000	$ 1,677,178